[LETTERHEAD OF AFL-CIO HOUSING INVESTMENT TRUST]



May 2, 2003



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: File Room

Re:   AFL-CIO Housing Investment Trust
      File Nos. 002-78066 and 811-03493

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1993 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

                                      Very truly yours,

                                      /s/ Erica Khatchadourian

                                      Erica Khatchadourian
                                      Executive Vice President